Retail Installment Contract Receivables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Schedule of Installment Receivables
The changes in the Company’s allowance for accounts receivable were as follows for the periods ended (in thousands):

	Three Months Ended March 31, 2019	Twelve Months Ended December 31, 2018
Beginning balance	$5,594	$5,356
Provision for doubtful accounts	5,918	19,405
Write-offs and adjustments	(5,704)	(19,167)
Balance at end of period	$5,808	$5,594
The following table summarizes the RIC receivables (in thousands):

	March 31, 2019	December 31, 2018
RIC receivables, gross	$173,254	$175,250
Deferred interest	(29,612)	(34,163)
RIC receivables, net of deferred interest	$143,642	$141,087

Classified on the condensed consolidated unaudited balance sheets as:
Accounts and notes receivable, net	$35,370	$32,185
Long-term notes receivables and other assets, net	108,272	108,902
RIC receivables, net	$143,642	$141,087

The changes in the Company’s allowance for accounts receivable were as follows for the periods ended (in thousands):

	Year ended December 31,
	2018	2017	2016
Beginning balance	$5,356	$4,138	$3,541
Provision for doubtful accounts	19,405	22,465	19,624
Write-offs and adjustments	(19,167)	(21,247)	(19,027)
Balance at end of period	$5,594	$5,356	$4,138
The following table summarizes the installment receivables (in thousands):

	December 31, 2018	December 31, 2017
RIC receivables, gross	$175,250	$131,024
Deferred interest	(34,163)	(36,048)
RIC receivables, net of deferred interest	$141,087	$94,976

Classified on the consolidated balance sheets as:
Accounts and notes receivable, net	$32,185	$16,469
Long-term notes receivables and other assets, net	108,902	78,507
RIC receivables, net	$141,087	$94,976

Allowance for Credit Losses on Financing Receivables
Activity in the deferred interest for the RIC receivables was as follows (in thousands):

	Three months ended March 31, 2019	Twelve months ended December 31, 2018
Deferred interest, beginning of period	$34,163	$36,048
Write-offs, net of recoveries	(6,923)	(26,360)
Change in deferred interest on short-term and long-term RIC receivables	2,372	24,475
Deferred interest, end of period	$29,612	$34,163

Activity in the deferred interest for the RIC receivables was as follows (in thousands):

	For the Years Ended
	December 31, 2018	December 31, 2017
Deferred interest, beginning of period	$36,048	$—
Write-offs, net of recoveries	(26,360)	(6,055)
Change in deferred interest on short-term and long-term RIC receivables	24,475	42,103
Deferred interest, end of period	$34,163	$36,048